ASG GLOBAL ALTERNATIVES FUND

Supplement dated March 6, 2009, to the ASG Global Alternatives Fund Statement of Additional Information – Part II

dated December 1, 2008, as may be revised or supplemented from time to time.

Effective immediately, Jonathan P. Mason’s information in the table in the sub-section “Trustees and Officers” within the section “Management of the Trust” is updated as follows:

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held

Jonathan P. Mason (1958)	Trustee since 2007 Audit Committee Member

Chief Financial Officer,

Fonterra Co-operative Ltd.

(dairy products); formerly,

Chief Financial Officer, Cabot

Corp. (specialty chemicals);

formerly, Vice President and

Treasurer, International Paper

Company; formerly, Chief

Financial Officer, Carter Holt

Harvey (forest products)

40 None

* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on September 14, 2007.

** Each person listed above, except as noted, holds the same position(s) with Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and the Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), or Loomis Sayles are omitted if not materially different from a trustee’s or officer’s current position with such entity.

*** The trustees of the Trusts serve as trustees of a fund complex that includes all series of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).

DELAFIELD SELECT FUND

Supplement dated March 6, 2009, to the Delafield Select Fund Statement of Additional Information – Part II dated

September 29, 2008, as may be revised or supplemented from time to time.

Effective immediately, Jonathan P. Mason’s information in the table in the sub-section “Trustees and Officers” within the section “Management of the Trust” is updated as follows:

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen and Other Directorships Held

Jonathan P. Mason (1958)	Trustee since 2007 Audit Committee Member

Chief Financial Officer,

Fonterra Co-operative Ltd.

(dairy products); formerly,

Chief Financial Officer, Cabot

Corp. (specialty chemicals);

formerly, Vice President and

Treasurer, International Paper

Company; formerly, Chief

Financial Officer, Carter Holt

Harvey (forest products)

40 None

* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on September 14, 2007.

** Each person listed above, except as noted, holds the same position(s) with Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and the Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), or Loomis Sayles are omitted if not materially different from a trustee’s or officer’s current position with such entity.

VAUGHAN NELSON VALUE OPPORTUNITY FUND

Supplement dated March 6, 2009, to the Vaughan Nelson Value Opportunity Fund Statement of Additional Information –

Part II dated October 31, 2008, as may be revised or supplemented from time to time.

Effective immediately, Jonathan P. Mason’s information in the table in the sub-section “Trustees and Officers” within the section “Management of the Trust” is updated as follows:

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held

Jonathan P. Mason (1958)	Trustee Since 2007 Audit Committee Member

Chief Financial Officer,

Fonterra Co-operative Ltd.

(dairy products); formerly,

Chief Financial Officer, Cabot

Corp. (specialty chemicals);

formerly, Vice President and

Treasurer, International Paper

Company; formerly, Chief

Financial Officer, Carter Holt

Harvey (forest products)

40 None

* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on September 14, 2007.

** Each person listed above, except as noted, holds the same position(s) with Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and the Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), or Loomis Sayles are omitted if not materially different from a trustee’s or officer’s current position with such entity.

*** The trustees of the Trusts serve as trustees of a fund complex that includes all series of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).

NATIXIS EQUITY FUNDS

NATIXIS INCOME DIVERSIFIED PORTFOLIO

Supplement dated March 6, 2009, to the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III and

Natixis Funds Trust IV Statement of Additional Information – Part II dated May 1, 2008, as may be revised or supplemented from time to time.

Effective immediately, Jonathan P. Mason’s information in the table in the sub-section “Trustees and Officers” within the section “Management of the Trusts” and the applicable footnotes are updated as follows:

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held

Jonathan P. Mason (1958)	Trustee Since 2007 for Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III and Natixis Funds Trust IV Audit Committee Member	Chief Financial Officer, Fonterra Co-operative Ltd. (dairy products); formerly, Chief Financial Officer, Cabot Corp. (specialty chemicals); formerly, Vice President and Treasurer, International Paper Company; formerly, Chief Financial Officer, Carter Holt Harvey (forest products)	40 None

* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on September 14, 2007.

** Each person listed above, except as noted, holds the same position(s) with Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and the Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), or Loomis Sayles are omitted if not materially different from a trustee’s or officer’s current position with such entity.

*** The trustees of the Trusts serve as trustees of a fund complex that includes all series of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).